LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2019
Loans Receivable [Member]
LOAN RECEIVABLE
LOAN RECEIVABLE

NOTE 10 – LOAN RECEIVABLE

In August 2015, the Company entered into a cooperation agreement with Xinjiang Deyuan and the controlling shareholder of Xinjiang Deyuan (“Deyuan Shareholder”). Pursuant to the agreement, (i) Xinjiang Deyuan agreed to sell to Guizhou Taibang no less than 500 tonnes of source plasma in batches over the next three years, before July 31, 2018, and (ii) Guizhou Taibang agreed to provide Xinjiang Deyuan with an interest-bearing loan at an interest rate of 6% per annum with an aggregate principal amount of RMB300,000,000 (approximately $43,002,000). The loan was due July 31, 2018 and secured by a pledge of Deyuan Shareholder’s 58.02% equity interest in Xinjiang Deyuan.

In August 2018, the Company extended this cooperation agreement with Xinjiang Deyuan and Deyuan Shareholder for another 3 years to purchase at least an additional 500 tonnes of source plasma and to extend the due date of the loan to July 31, 2021.The loan is secured by a pledge of Deyuan Shareholder’s 58.02% equity interest in Xinjiang Deyuan. $3,716,055 and $3,784,297 of the loan principal was set off against the equivalent amount in accounts payable for purchase of plasma from Xinjiang Deyuan for the years ended December 31, 2019 and 2018, respectively.

Interest income of $2,162,210, $2,904,886 and $2,514,936 were recognized and nil, $695,757 and $2,514,936 were received in cash by Guizhou Taibang and $2,308,913, $2,062,426 and nil were set off against the equivalent amounts in accounts payable for the purchase of plasma from Xinjiang Deyuan for the years ended December 31, 2019, 2018 and 2017, respectively.

Since November 2019, Xinjiang Deyuan has significantly reduced the plasma volume delivered to the Company due to its operating cash shortfall and its disagreement with the Company regarding payment arrangements for purchase of plasma. As of the date of this report, the Company is still in negotiation with Xinjiang Deyuan and endeavoring to resolve the disagreement. As of December 31, 2019, no allowance was provided for the loan receivable considering the amount of loan receivable, the fair value of Deyuan shareholder’s equity interest pledged in the cooperation agreement and the ability of assets realization and solvency of Xinjiang Deyuan.